Commitments and Contingencies (Details)			6 Months Ended	12 Months Ended
	Nov. 15, 2022 USD ($)	Jul. 22, 2021 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Commitments and Contingencies
Net tangible assets after giving effect to the PIPE Investment			$ 5,000,001
PIPE Subscription Agreement
Commitments and Contingencies
Value of gross proceeds from IPO	$ 30,000,000
Minimum period of resale of stock			45 days	45 days
Adjustment VWAP period			30 days	30 days
Share price | $ / shares			$ 10.00	$ 10.00
PIPE Investor will be entitled to receive a number | $ / shares			10.00	10.00
PIPE Subscription Agreement | Volume-Weighted Average Price
Commitments and Contingencies
Share price | $ / shares			$ 7.00	$ 7.00
IPO
Commitments and Contingencies
Cash underwriting discount and commission (in percentage)				2.00%
Aggregate underwriter cash discount and commissions				$ 1,600,000
Gross proceeds of the IPO			3.5	3.5
Value of gross proceeds from IPO		$ 80,000,000	$ 2,800,000	$ 2,800,000